Quarterly Report
March 31, 2020
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.9%
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	109,697	$5,823,814
Alcoholic Beverages – 6.1%
Diageo PLC	790,814	$25,328,728
Heineken N.V.	196,472	16,444,322
Pernod Ricard S.A.	196,195	27,906,540
		$69,679,590
Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	109,358	$5,993,323
LVMH Moet Hennessy Louis Vuitton SE	11,414	4,236,823
		$10,230,146
Automotive – 0.3%
Compagnie Generale des Etablissements Michelin	37,779	$3,362,533
Biotechnology – 1.0%
Novozymes A.S.	255,552	$11,676,919
Brokerage & Asset Managers – 0.4%
Euronext N.V.	66,791	$4,975,259
Business Services – 8.3%
Compass Group PLC	856,184	$13,377,544
Experian PLC	433,838	12,077,265
Intertek Group PLC	186,848	10,921,069
Nomura Research Institute Ltd.	613,300	12,958,593
Rentokil Initial PLC	392,354	1,883,143
Secom Co. Ltd.	208,600	17,343,494
SGS S.A.	7,560	17,536,458
Sohgo Security Services Co. Ltd.	111,800	5,446,841
Thomson Reuters Corp.	55,160	3,758,076
		$95,302,483
Chemicals – 3.9%
Givaudan S.A.	14,444	$44,782,524
Computer Software – 9.1%
ANSYS, Inc. (a)	115,062	$26,748,463
Cadence Design Systems, Inc. (a)	628,775	41,524,301
Dassault Systemes S.A.	77,352	11,471,050
OBIC Co. Ltd.	113,400	14,814,181
SAP SE	78,027	8,961,643
Wisetech Global Ltd.	113,844	1,187,134
		$104,706,772
Computer Software - Systems – 2.2%
Amadeus IT Group S.A.	377,309	$17,894,037
Descartes Systems Group, Inc. (a)	67,559	2,323,976
Wix.com Ltd. (a)	43,408	4,376,395
		$24,594,408
Construction – 0.5%
Geberit AG	13,475	$5,944,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 12.1%
Colgate-Palmolive Co.	389,248	$25,830,497
Kao Corp.	353,400	28,936,069
Kobayashi Pharmaceutical Co. Ltd.	201,100	18,642,050
KOSE Corp.	23,200	2,860,269
L'Oréal	95,355	25,029,345
Reckitt Benckiser Group PLC	360,960	27,702,835
ROHTO Pharmaceutical Co. Ltd.	339,700	9,311,242
		$138,312,307
Electrical Equipment – 6.6%
IMI PLC	839,614	$7,766,047
Legrand S.A.	304,216	19,548,806
OMRON Corp.	212,500	11,054,983
Schneider Electric SE	312,355	26,893,304
Spectris PLC	234,731	7,131,594
Yokogawa Electric Corp.	256,800	3,092,911
		$75,487,645
Electronics – 9.0%
Analog Devices, Inc.	216,988	$19,452,974
DISCO Corp.	17,100	3,374,643
Halma PLC	437,778	10,401,002
Hirose Electric Co. Ltd.	120,700	12,518,900
Infineon Technologies AG	343,342	5,142,794
Samsung Electronics Co. Ltd.	360,794	14,021,938
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	603,036	28,819,090
Texas Instruments, Inc.	99,264	9,919,451
		$103,650,792
Engineering - Construction – 0.1%
Wartsila Oyj Abp	198,883	$1,461,527
Food & Beverages – 12.7%
Chocoladefabriken Lindt & Sprungli AG	196	$1,655,912
Danone S.A.	303,299	19,561,152
Ezaki Glico Co. Ltd.	156,700	6,574,032
ITO EN Ltd.	333,700	17,677,453
Kerry Group PLC	107,523	12,326,752
Nestle S.A.	636,759	65,629,619
Nissan Foods Holdings Co. Ltd.	51,800	4,323,370
Toyo Suisan Kaisha Ltd.	368,900	17,860,507
		$145,608,797
Insurance – 0.8%
Fairfax Financial Holdings Ltd.	12,645	$3,876,524
Hiscox Ltd.	413,444	4,750,235
		$8,626,759
Internet – 0.7%
Alphabet, Inc., “A” (a)	6,862	$7,973,301
Machinery & Tools – 4.7%
Epiroc AB, “A”	340,779	$3,378,282
GEA Group AG	290,261	5,994,410
Nordson Corp.	65,389	8,832,092
Schindler Holding AG	26,254	5,770,725
SMC Corp.	27,800	11,867,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax-Sarco Engineering PLC	172,753	$17,451,128
		$53,293,681
Major Banks – 0.9%
Svenska Handelsbanken AB, “A” (a)	587,065	$4,916,215
UBS Group AG	607,179	5,674,968
		$10,591,183
Medical Equipment – 3.4%
EssilorLuxottica	42,846	$4,622,651
Nihon Kohden Corp.	366,700	13,807,429
Shimadzu Corp.	357,500	9,410,440
Terumo Corp.	335,500	11,537,669
		$39,378,189
Oil Services – 0.1%
Core Laboratories N.V.	113,826	$1,176,961
Other Banks & Diversified Financials – 1.1%
Chiba Bank Ltd.	527,400	$2,307,186
Hachijuni Bank Ltd.	517,400	1,874,521
Julius Baer Group Ltd.	75,680	2,583,791
Jyske Bank A.S. (a)	65,683	1,643,749
Mebuki Financial Group, Inc.	871,300	1,776,639
North Pacific Bank Ltd.	775,600	1,465,529
Sydbank A.S. (a)	87,098	1,236,519
		$12,887,934
Pharmaceuticals – 1.4%
Santen Pharmaceutical Co. Ltd.	905,300	$15,592,912
Precious Metals & Minerals – 1.3%
Agnico-Eagle Mines Ltd.	88,107	$3,517,268
Franco-Nevada Corp.	118,778	11,867,672
		$15,384,940
Real Estate – 3.3%
Deutsche Wohnen SE	416,922	$15,929,685
LEG Immobilien AG	49,511	5,594,138
TAG Immobilien AG	222,355	4,412,421
Vonovia SE	239,901	11,825,014
		$37,761,258
Specialty Chemicals – 2.5%
Croda International PLC	62,850	$3,323,837
Kansai Paint Co. Ltd.	248,200	4,732,711
Sika AG	41,374	6,845,594
Symrise AG	150,725	14,274,483
		$29,176,625
Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	1,168,105	$98,604
Total Common Stocks		$1,077,542,176
Preferred Stocks – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA	312,669	$25,497,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 1.28% (v)	39,771,741	$39,779,695

Other Assets, Less Liabilities – 0.4%		4,140,762
Net Assets – 100.0%		$1,146,960,529
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,779,695 and $1,103,040,072, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	47,205,642	JPY	5,203,656,000	HSBC Bank	8/21/2020	$(1,450,373)
USD	7,314,010	JPY	795,000,000	Morgan Stanley Capital Services, Inc.	8/21/2020	(119,520)
						$(1,569,893)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$261,161,618	$—	$261,161,618
Switzerland	—	162,417,227	—	162,417,227
France	—	147,607,463	—	147,607,463
United Kingdom	4,750,235	137,364,192	—	142,114,427
United States	141,458,040	—	—	141,458,040
Germany	5,994,410	91,638,074	—	97,632,484
Taiwan	28,819,090	—	—	28,819,090
Canada	25,343,516	—	—	25,343,516
Ireland	5,823,814	12,326,752	—	18,150,566
Other Countries	18,933,582	59,402,059	—	78,335,641
Mutual Funds	39,779,695	—	—	39,779,695
Total	$270,902,382	$871,917,385	$—	$1,142,819,767
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(1,569,893)	$—	$(1,569,893)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,476,769	$65,573,600	$66,277,576	$2,639	$4,263	$39,779,695
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$135,951	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
Japan	22.7%
United States	16.3%
Switzerland	14.1%
France	12.9%
United Kingdom	12.4%
Germany	8.5%
Taiwan	2.5%
Canada	2.2%
Ireland	1.6%
Other Countries	6.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.